Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income attributable to the controlling and noncontrolling interests	$ 1,064	$ 1,212	$ 880
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	228	250	119
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	836	962	761
Adjustments to reconcile to cash from operations:
Depreciation and amortization	421	425	430
Pension expense	143	120	146
Business restructuring (See Note 7)	208	0	0
Environmental remediation charge (See Note 15)	159	0	0
Charge related to change in U.S. tax law (See Note 13)	0	0	73
Equity affiliate loss / (earnings), net of dividends	3	(17)	(40)
Asbestos settlement, net of tax	7	7	7
Cash contributions to pension plans	(80)	(113)	(302)
Restructuring cash spending	(88)	(18)	(100)
Change in certain asset and liability accounts:
Decrease / (increase) in receivables	148	(107)	(172)
Decrease / (increase) in inventories	48	(74)	(32)
Decrease / (increase) in other current assets	1	(25)	13
(Decrease) / increase in accounts payable and accrued liabilities	(30)	13	288
(Increase) / decrease in noncurrent assets	(24)	2	(8)
(Decrease) / increase in noncurrent liabilities	(27)	(16)	(41)
Change in accrued tax and interest accounts	(157)	43	183
Other	8	(26)	(48)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	1,576	1,176	1,158
Cash Provided by (Used in) Operating Activities, Discontinued Operations	211	260	152
Cash from operating activities	1,787	1,436	1,310
Capital spending:
Additions to property and investments	(363)	(326)	(267)
Business acquisitions, net of cash balances acquired (See Note 2)	(122)	(31)	(31)
Deposit of cash into escrow (See Note 2)	(35)	(13)	(7)
Release of cash held in escrow	19	0	1
Proceeds from maturity of short-term investments	250	749	0
Purchase of short-term investments	(1,332)	(125)	(624)
Payments on cross currency swap contracts (See Note 11)	(23)	(10)	(9)
Proceeds from termination of cross currency swap contracts (See Note 11)	1	0	5
Collection of notes receivable, equity affiliate (See Note 5)	0	90	0
Return of capital, equity affiliate (See Note 5)	0	78	0
Reductions of other property and investments	40	27	25
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(1,565)	439	(907)
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(46)	(86)	(42)
Cash (used for)/from investing activities	(1,611)	353	(949)
Debt:
Net change in borrowings with maturities of three months or less	(1)	9	(23)
Proceeds from long term debt (net of discount and issuance costs) (See Note 8)	397	0	983
Proceeds from other debt	0	7	15
Repayment of long-term debt (See Note 8)	(71)	(400)	0
Repayment of acquired debt (See Note 8)	(119)	0	0
Repayment of other debt	(13)	(7)	(239)
Payments for Hedge, Financing Activities	121
Settlement of forward starting swaps (Note 11)		0	0
Proceeds from termination of interest rate swaps	29	19	0
Other financing activities:
Purchase of treasury stock	(92)	(858)	(586)
Issuance of treasury stock	122	81	146
Dividends paid on subsidiary common stock to noncontrolling interests	(98)	(98)	(81)
Dividends paid on PPG common stock	(358)	(355)	(360)
Other	(13)	(22)	47
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(338)	(1,624)	(98)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	(13)	(8)	(6)
Cash used for financing activities	(351)	(1,632)	(104)
Effect of currency exchange rate changes on cash and cash equivalents	24	(41)	27
Net (decrease) / increase in cash and cash equivalents	(151)	116	284
Cash and cash equivalents, beginning of year	1,457	1,341	1,057
Cash and cash equivalents, end of year	$ 1,306	$ 1,457	$ 1,341